Goodwill (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

The following table shows the changes in the carrying amount of goodwill for the six months ended June 30, 2020.

Goodwill balance at January 1, 2020	$696,000
Activity for the three months ended March 31, 2020
Effects of foreign currency	(34,000)
Goodwill impairment	(662,000)
Goodwill balance at March 31, 2020	-
Goodwill balance at June 30, 2020	$-

The following table shows the changes in the carrying amount of goodwill for the years ended December 31, 2019 and 2018:

	For the year ended			For the year ended
	December 31, 2019			December 31, 2018
	Gross Carrying Value	Effects of Foreign Currency	Net Carrying Value	Gross Carrying Value	Impairment Losses for the period	Effects of Foreign Currency	Net Carrying Value
Goodwill	$667,000	$29,000	$696,000	$1,004,000	$(261,000)	$(76,000)	$667,000